Segment Information (Reconciliation of Capital Expenditures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 128,305	$ 121,813	$ 115,250
Change in Accrued Property Additions	2,865	15,938	6,913
Cash-Based Capital Expenditures	131,170	137,751	122,163
Las Vegas Locals
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	41,772	31,653	30,861
Downtown Las Vegas
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	13,000	9,917	5,505
Midwest and South
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	60,887	89,029	66,683
Reportable Segment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	115,659	130,599	103,049
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	12,646	(8,786)	12,173
Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 0	$ 0	$ 28